Cover Page Statement	May 29, 2020
Cover [Abstract]
Title of 12(g) Security	Common Stock, par value $0.0001 per share
Entity Emerging Growth Company	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0000899866
Document Type	8-K/A
Document Period End Date	May 29, 2020
Entity Registrant Name	ALEXION PHARMACEUTICALS, INC.
Entity Address, Address Line One	121 Seaport Boulevard
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	475
Local Phone Number	230-2596
Amendment Flag	true
Entity File Number	000-27756
Entity Tax Identification Number	13-3648318
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	ALXN
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 (this “Amendment”) to the Current Report on Form 8-K originally filed by the Company with the U.S. Securities and Exchange Commission (“SEC”) on May 29, 2020 (the “Original Form 8-K”) is being filed by Alexion Pharmaceuticals, Inc. (the “Company”) to include the Confidential Settlement and License Agreement (the “Settlement Agreement ”), dated May 28, 2020, by and between the Company and Amgen Inc., which was not included with the Original Form 8-K. Except as set forth herein, this Amendment does not amend, modify or update the disclosure contained in the Original Form 8-K.